Revenue (Tables)	3 Months Ended
Mar. 31, 2023
Revenue.
Schedule of collaboration revenue

	Three month period
	ended March 31,
	2023	2022
	€1,000	€1,000

Eli Lilly collaboration revenue	655	804
Yarrow collaboration revenue	—	326
	655	1,130